Akros Monthly Payout ETF	February 29, 2024
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
COMMON STOCKS – 92.6%
COMMUNICATION SERVICES – 11.9%
Alphabet, Inc., Class C*	550	$76,879
Electronic Arts, Inc.	130	18,132
Meta Platforms, Inc., Class A	128	62,737
Spotify Technology SA*	81	20,769
T-Mobile US, Inc.	125	20,413
		198,930
CONSUMER DISCRETIONARY – 16.9%
Airbnb, Inc., Class A*	127	19,999
Amazon.com, Inc.*	468	82,724
AutoZone, Inc.*	6	18,036
Hilton Worldwide Holdings, Inc.	95	19,410
Home Depot, Inc. (The)	85	32,352
Lowe's Cos., Inc.	99	23,826
McDonald's Corp.	84	24,551
NIKE, Inc., Class B	205	21,306
TJX Cos., Inc. (The)	215	21,315
Yum! Brands, Inc.	137	18,964
		282,483
CONSUMER STAPLES – 3.5%
Costco Wholesale Corp.	41	30,500
Walmart, Inc.	468	27,429
		57,929
ENERGY – 1.2%
Canadian Natural Resources Ltd.	295	20,558

FINANCIALS – 3.2%
Mastercard, Inc., Class A	73	34,658
PayPal Holdings, Inc.*	301	18,162
		52,820
HEALTH CARE – 7.7%
Gilead Sciences, Inc.	259	18,674
HCA Healthcare, Inc.	62	19,326
Humana, Inc.	48	16,815
Regeneron Pharmaceuticals, Inc.*	21	20,288
UnitedHealth Group, Inc.	69	34,058
Vertex Pharmaceuticals, Inc.*	47	19,775
		128,936
INDUSTRIALS – 6.3%
Delta Air Lines, Inc.	443	18,725
General Dynamics Corp.	71	19,401
Honeywell International, Inc.	104	20,668
Lockheed Martin Corp.	46	19,699
Uber Technologies, Inc.*	328	26,076
		104,569
INFORMATION TECHNOLOGY – 39.6%
Accenture PLC, Class A	69	25,860
Adobe, Inc.*	44	24,652

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Apple, Inc.	634	$114,595
Autodesk, Inc.*	73	18,846
Broadcom, Inc.	30	39,015
Cisco Systems, Inc.	475	22,976
Dell Technologies, Inc., Class C	204	19,311
HP, Inc.	603	17,083
Intuit, Inc.	36	23,864
KLA Corp.	33	22,516
Lam Research Corp.	25	23,456
Microsoft Corp.	292	120,783
NetApp, Inc.	193	17,200
NVIDIA Corp.	119	94,143
Oracle Corp.	207	23,118
QUALCOMM, Inc.	158	24,931
Salesforce, Inc.*	94	29,029
		661,378
MATERIALS – 2.3%
Nucor Corp.	96	18,461
Sherwin-Williams Co. (The)	63	20,918
		39,379
TOTAL COMMON STOCKS
(Cost $1,473,509)		1,546,982

EXCHANGE-TRADED FUNDS – 6.9%
COMMODITY – 4.2%
SPDR Gold MiniShares Trust*	1,717	69,607
FIXED INCOME – 2.7%
Vanguard Long-Term Corporate Bond ETF	597	45,981
TOTAL EXCHANGE-TRADED FUNDS
(Cost $117,381)		115,588

SHORT-TERM INVESTMENTS – 0.4%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(a)	7,130	7,130
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,130)		7,130
TOTAL INVESTMENTS – 99.9%
(Cost $1,598,020)		1,669,700
Other Assets in Excess of Liabilities – 0.1%		1,121
TOTAL NET ASSETS – 100.0%		$1,670,821

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.